Share-Based Compensation (Tables)	12 Months Ended
Dec. 28, 2014
2014 Incentive Plan
Share-Based Compensation
Summary of restricted stock award activity

	Shares	Weighted Average Grant Date Fair Value
Outstanding at December 29, 2013	—	—
Granted	681,028	$12.00
Forfeited	—	—
Vested	—	—

Outstanding at December 28, 2014	681,028	$12.00

Exercisable at December 28, 2014	—	—

2014 Incentive Plan | Time-Based Options
Share-Based Compensation
Summary of option activity

        The following table summarizes the Time-Based Option activity under the 2014 Incentive Plan for the year ended December 28, 2014, dollars in thousands except weighted average exercise price:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 29, 2013	—	$—
Granted	2,142,579	12.00
Forfeited	(11,111)	12.00
Exercised	—	—
Expired	—	—

Outstanding at December 28, 2014	2,131,468	$12.00	9.75 years	$7,246

Exercisable at December 28, 2014	—	—	—	—

Vested and expected to vest after December 28, 2014	2,029,863	$12.00	9.71 years	$6,902

Schedule of assumptions for estimating fair value of options
Fiscal Year 2014
Dividend yield	0%
Expected volatility	33.47%
Risk-free interest rates	2.09%
Expected terms	6.59 years
Weighted-average fair value of options granted	$4.54

2012 Incentive Plan | Time-Based Options
Share-Based Compensation
Summary of option activity

        The following table summarizes the Time-Based Option activity under the 2012 Incentive Plan for the years ended December 28, 2014 and December 29, 2013, dollars in thousands except weighted average exercise price:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 30, 2012	—	$—
Granted	5,433,620	6.58
Forfeited	—	—
Exercised	—	—
Expired	—	—

Outstanding at December 29, 2013	5,433,620	6.58	9.11 years
Granted	901,930	8.87
Forfeited	(159,980)	8.24
Exercised	—	—
Cancelled	(821,370)	8.78
Expired	—	—

Outstanding at December 28, 2014	5,354,200	$6.58	8.11 years	$47,224

Exercisable at December 28, 2014	2,141,680	$6.58	8.11 years	$18,890

Vested and expected to vest after December 28, 2014	5,184,141	$6.58	8.11 Years	$45,724

Schedule of assumptions for estimating fair value of options

	Fiscal Year 2014	Fiscal Year 2013
Dividend yield	0%	0%
Expected volatility	48.59%	50.00%
Risk-free interest rates	1.35%	2.03%
Expected terms	5.86 years	10.00 years
Weighted-average fair value of options granted	$2.79	$3.05

Predecessor Incentive Plan | Time-Based Options
Share-Based Compensation
Summary of option activity

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term
Outstanding at January 2, 2012	632,546	20.32	4.98 years
Granted	35,927	24.10
Forfeitures	—	—
Exercised	—	—
Expired	—	—

Outstanding at November 14, 2012	668,473	$20.52	4.22 years

Exercisable and vested at November 14, 2012	668,473	$20.52	4.22 years

Schedule of assumptions for estimating fair value of options
January 2 Through November 14, 2012
(Predecessor)
Dividend yield	0%
Expected volatility	50%
Risk-free interest rates	0.40%
Expected terms	4.75 years
Weighted-average fair value of options granted	$10.03

Predecessor Incentive Plan | Performance-Based Options
Share-Based Compensation
Summary of option activity

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term
Outstanding at January 2, 2012	632,546	20.32	4.98 years
Granted	35,927	24.10
Forfeitures	—	—
Exercised	—	—
Expired	—	—

Outstanding at November 14, 2012	668,473	$20.52	4.22 years

Exercisable and vested at November 14, 2012	668,473	$20.52	4.22 years

Schedule of assumptions for estimating fair value of options
January 2 Through November 14, 2012
(Predecessor)
Dividend yield	0%
Expected volatility	50%
Risk-free interest rates	0.40%
Expected terms	3.92 Years
Weighted-average fair value of options granted	$9.26